Net Income Per Limited Partner Unit (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 282	$ 1,383	$ 531
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	99	1,070	221
Income from continuing operations, net of noncontrolling interest	183	313	310
General Partner’s interest in income from continuing operations	0	1	1
Income from continuing operations available to Limited Partners	183	312	309
Dilutive effect of equity-based compensation of subsidiaries	0	1	1
Net Income (Loss) Available to Common Stockholders, Diluted	$ 183	$ 311	$ 308
Weighted average Limited Partner units	560.9	533.4	445.9
Basic	$ 0.33	$ 0.59	$ 0.69
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.02	$ (0.02)	$ 0.00
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Weighted average Limited Partner units	560.9	533.4	445.9
Diluted	$ 0.33	$ 0.59	$ 0.69
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.02	$ (0.02)	$ 0.00